Expense Example, No Redemption - Federated Hermes International Small-Mid Company Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years
USD ($)	713	1,056	1,422	2,448	248	764	1,306	2,786	147	456	787	1,724